Schedule I - Derivative instruments and hedging activities - Additional Information (Detail) (Foreign exchange contracts, USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011
Foreign exchange contracts
Derivative Instruments And Hedging Activities [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 1	$ 0	$ 7	$ 2